LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASE OBLIGATIONS [Text Block]

16. Lease obligations

The Company has a lease agreement for the head office location in Toronto, Canada with a monthly obligation of aproximately $16,500 (Cdn $22,500).

Effective January 1, 2019, the Company adopted IFRS 16 to its accounting policy and recognized a right-of-use asset and a lease liability of $739,106 (Cdn $1,008,331) for its office lease agreement. On July 1, 2020 the right-of-use-asset was revalued at $687,957 (Cdn $932,123). The right-of-use asset is being amortized on a straight-line basis over the lease term. The discount rate used to revalue the lease liability was 3.45%. As at December 31, 2020, the undiscounted cash flows for this office lease agreement to October 31, 2022 were $362,936 (Cdn $494,598).

Changes in the lease obligation for the years ended December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019

Balance - beginning of the year	$591,183	$739,106
Liability settled	$(213,183)	$(183,342)
Liability revaluation	$(51,149)	$—
Interest expense	$21,393	$35,419

Balance - end of the year	$348,244	$591,183
Current portion	$188,370	$204,248
Long-term portion	$159,874	$386,935

Total lease obligation	$348,244	$591,183

The following table presented the contractual undiscounted cash flows for the lease obligations as at December 31, 2020:

Undiscounted cash flows

Less then one year	197,965
Two years	164,971
362,936

For the year ended December 31, 2020, the Company recognized lease revenues of $53,623 in the consolidated statements of loss and comprehensive loss from its sub-lease arrangement with Gentor Resources Inc. (year ended December 31, 2019 - $106,774; year ended December 31, 2018 - $nil). The Company has an exploration office lease in Congo, which can be cancelled with three months notices in advance without any penalty. For the year ended December 31, 2020, the lease expense in the amount of $20,400 (year ended December 31, 2019 - $20,400; year ended December 31, 2018 - $5,100) in relation to the Congo office, was capitalized to exploration and evaluation assets.